Schedule of Investments
November 30, 2023 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 69.91%

Air Courier Services - 2.63%
FedEx Corp.	4,400	1,138,852

Aircraft Engines & Engines Parts - 2.26%
Honeywell International, Inc.	5,000	979,600

Beverages - 1.55%
PepsiCo, Inc.	4,000	673,160

Commercial Banks - 1.54%
Toronto Dominion Bank (Canada)	11,000	670,890

Electric Services - 3.03%
American Electric Power Co., Inc.	3,400	270,470
NextEra Energy, Inc.	17,900	1,047,329

		1,317,799

Electrical Work - 2.81%
Quanta Services, Inc.	6,500	1,224,015

Electromedical & Electrotherapeutic Apparatus - 1.71%
Medtronic PLC. (Ireland)	9,400	745,138

Electronic Computers - 2.71%
Apple, Inc.	6,200	1,177,690

Food & Kindred Products - 1.28%
Nestle S.A. ADR (2)	4,900	558,208

Guided Missiles & Space Vehicles & Parts - 2.63%
Lockheed Martin Corp.	2,550	1,141,814

National Commercial Banks - 2.91%
JPMorgan Chase & Co.	8,100	1,264,248

Petroleum Refining - 2.08%
Chevron Corp.	6,300	904,680

Pharmaceutical Preparations - 10.18%
Bristol Myers Squibb Co.	8,550	422,199
Eli Lilly & Co.	1,800	1,063,872
Johnson & Johnson	5,000	773,300
Merck & Co., Inc.	11,950	1,224,636
Pfizer, Inc.	31,000	944,570

		4,428,577

Railroads, Line-Haul Operating - 2.38%
Union Pacific Corp. Class B	4,600	1,036,242

Retail-Drug Stores and Proprietary Stores - 2.55%
CVS Health Corp.	16,294	1,107,177

Retail-Lumber & Other Building Materials Dealers - 1.59%
Home Depot, Inc.	2,200	689,678

Retail-Variety Stores - 2.86%
WalMart, Inc.	8,000	1,245,520

Rubber & Plastics Footwear - 1.27%
Nike, Inc. Class B	5,000	551,350

Semiconductors & Related Devices - 5.01%
Broadcom, Inc.	1,240	1,147,905
Intel Corp.	13,200	590,040
Texas Instruments, Inc.	2,900	442,859

		2,180,804

Services-Business Services - 5.30%
Accenture PLC. Class A (Ireland)	3,000	999,420
MasterCard, Inc. Class A	3,150	1,303,565

		2,302,985

Services-Computer Programming, Data Processing, Etc. - 5.46%
Alphabet, Inc. Class A (2)	8,600	1,139,758
Meta Platforms, Inc. Class A (2)	3,775	1,234,991

		2,374,749

Services-Medical Laboratories - 1.07%
Laboratory Corp. of America Holdings	2,150	466,356

Services-Miscellaneous Amusement & Recreation - 1.28%
Walt Disney Co. (2)	6,000	556,140

Services-Prepackaged Software - 3.22%
Microsoft Corp.	3,700	1,401,967

Sugar & Confectionery Products - 0.60%
Hershey Co.	1,400	263,088

Total Common Stock	(Cost $ 16,682,573)	30,400,727

Real Estate Investment Trusts - 4.35%

Extra Space Storage, Inc.	5,100	663,867
Prologis, Inc. (2)	9,452	1,086,318
Ready Capital Corp., 5.750%, due 02/15/26 (2)	6,000	141,720

Total Real Estate Investment Trusts	(Cost $ 1,043,026)	1,891,905

Corporate Bonds - 13.36% (5)

Air Transportation, Scheduled - 0.58%
Southwest Airlines Co., 5.250%, due 05/04/25	250,000	248,439

Aircraft - 0.55%
Boeing Co., 2.600%, due 10/30/25	250,000	236,358

Asset Management - 0.57%
Janus Capital Group, Inc., 4.875%, due 08/01/25	250,000	245,482

Beverages - 0.34%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	150,000	149,867

Builders - 0.34%
Lennar Corp., 4.750%, due 11/29/27	150,000	146,933

Commercial Banks - 0.21%
Royal Bank of Canada, 1.200%, due 04/27/26	100,000	90,802

Electric Services - 0.23%
Southern California Edison Co. Series E, 3.700%, due 08/01/25	100,000	96,820

Financial Services - 0.28%
General Motors Financial Co., Inc., 3.100%, due 01/12/32	150,000	122,094

Hotels and Motels - 0.58%
Marriott International, Inc. Series Z, 4.150%, due 12/01/23	250,000	250,000

Investment Advice - 0.44%
Affiliated Managers Group, Inc., 3.500%, due 08/01/25	200,000	192,072

Miscellaneous Business Credit Institution - 0.11%
Ford Motor Credit Co. LLC., 3.810%, due 01/09/24	50,000	49,877

National Commercial Banks - 3.88%
Banc of California, Inc., 5.250%, due 04/15/25	300,000	284,684
Bank of America Corp. Series L, 3.950%, due 04/21/25	100,000	97,528
Huntington Bancshares, Inc. Series E, 8.535%, to 01/16/24 (2)	150,000	135,027
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (2)	150,000	127,526
JPMorgan Chase & Co. Series B, 6.138%, due 02/01/27 (3-month US Libor + .50%)	150,000	143,269
JPMorgan Chase & Co., 8.888%, to 02/01/24	200,000	200,800
Old National Bancorp, 4.125%, due 08/15/24	100,000	98,626
Truist Financial Corp. Series M, 5.125%, to 12/15/27	150,000	120,445
US Bancorp, 3.700%, to 01/15/27	300,000	228,111
Wells Fargo & Co. Series MTN, 6.000%, due 10/28/25	250,000	249,571

		1,685,587

Personal Credit Institutions - 0.53%
Discover Financial Services Series D, 6.125%, to 06/23/25	250,000	231,965

Pharmaceutical Preparations - 0.22%
AbbVie, Inc., 3.200%, due 05/14/26	100,000	95,797

Security Brokers, Dealers & Flotation Companies - 0.80%
Capital Southwest Corp., 3.375%, due 10/01/26	400,000	345,988

Services-Advertising Agencies - 0.44%
Omnicom Group, Inc., 3.600%, due 04/15/26	200,000	192,822

Services-Equipment Rental & Leasing, Nec - 0.97%
Air Lease Corp., 3.625%, due 12/01/27	200,000	185,192
United Rentals, Inc., 3.875%, due 11/15/27	250,000	235,056

		420,248

Services-Miscellaneous Amusement & Recreation - 0.60%
Walt Disney Co., 7.700%, due 10/30/25	250,000	261,750

Services-Prepackaged Software - 0.54%
Oracle Corp., 1.650%, due 03/25/26	100,000	92,139
VMWare, Inc., 3.900%, due 08/21/27	150,000	142,939

		235,078

State Commercial Banks - 1.18%
Citizens Financial Group, Inc., 4.350%, due 08/01/25	100,000	97,040
Eagle Bancorp, Inc., 5.750%, due 09/01/24	250,000	235,835
Fifth Third Bancorp Series L, 4.500%, to 09/30/25	200,000	180,240

		513,115

Total Corporate Bonds	(Cost $ 6,019,566)	5,811,094

Municipal Bonds - 5.34% (5)

California - 0.09%
Porterville Unified School District, 7.250%, due 07/01/27	20,000	20,029
San Bernardino County Redevelopment Agency, 3.625%, due 09/01/24	20,000	19,660

		39,689

Georgia - 0.23%
Georgia Loc. Govt., 4.750%, due 06/01/28	99,000	101,707

Indiana - 0.73%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/27	135,000	138,514
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 08/01/28	190,000	172,942
Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, due 01/15/24	5,000	5,000

		316,456

Maryland - 0.46%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	200,000	199,978

Michigan - 0.55%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 08/01/26	25,000	26,325
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/27	227,500	214,887

		241,212

New York - 1.11%
New York City, NY Transitional Financice Authority Revenue, 2.760%, due 02/01/26	250,000	237,460
New York St Dorm Auth Revenues, 1.085%, due 07/01/24	250,000	243,653

		481,113

Ohio - 0.61%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 01/15/27	250,000	264,620

Pennsylvania - 0.92%
East-Norriton-Plymouth-Whipain Joint Sewer Authority, 1.832%, due 8/01/28	250,000	218,480
Pennsylvania ST Txble-Ref-First Refunding Series, 1.200%, due 08/01/26	200,000	181,598

		400,078

Washington - 0.16%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	70,000	69,511

Wisconsin - 0.48%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,000	109,332
Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, due 01/01/24	100,000	99,837

		209,169

Total Municipal Bonds	(Cost $ 2,464,055)	2,323,533

Preferred Securities - 1.13% (5)

Asset Management - 0.16%
B Riley Financial, Inc., 6.50%, due 09/30/26	4,000	68,600

Motor Vehicles & Passenger Car Bodies - 0.33%
Ford Motor Co., 6.000%, due 12/01/59	6,000	142,260

National Commercial Banks - 0.59%
BAC Capital Trust XIII Series F, 6.071%, 03/15/43 (2)	150,000	110,250
PNC Capital Trust C, 6.241%, due 06/01/28 (3-month Libor + 0.57%) (2)	150,000	140,077

		250,327

Telephone Communications (No Radio Telephone) - 0.07%
QWest Corp., 6.500%, due 09/01/56	3,000	31,830

Total Preferred Securities	(Cost $ 917,363)	493,017

Structured Notes - 0.37% (5)

Security Brokers, Dealers & Flotation Companies - 0.37%
Goldman Sachs Group, Inc., 0.000%, Capped at 10% (4) (maturity date: 11/13/28)	125,000	94,563
Morgan Stanley Series MTN, 0.000%, due 08/30/28 (4)	95,000	66,820

Total Structured Note	(Cost $ 211,585)	161,383

US Government - 1.66%

U.S. Government Treasury Bill, 3.875%, 08/15/33	750,000	721,172

Total US Government	(Cost $ 705,614)	721,172

Money Market Registered Investment Companies - 2.64%

Federated Treasury Obligation Fund - Institutional Shares 5.23% (4)	1,147,379	1,147,379

Total Money Market Registered Investment Companies	(Cost $ 1,147,379)	1,147,379

Total Investments - 98.77%	(Cost $ 29,191,161)	42,950,210

Other Assets less Liabilities - 1.23%		536,407

Total Net Assets - 100.00%		43,486,617

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$34,161,183	$-
Level 2 - Other Significant Observable Inputs	8,789,027	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$42,950,210	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at November 30, 2023.
(5) All Corporate Bonds, Municipal Bonds, Preferred Securities and Structured Notes are categorized as Level 2 of the fair value hierarchy.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.